UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012

Check here if Amendment [   ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: BBR Partners, LLC
      Two Grand Central Tower
      140 E. 45th Street - 26th Floor
      New York, NY 10017



Form 13F File Number:  28-14080

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael Anson
Title:  Chief Compliance Officer
Phone:  212-313-9871

Signature, Place, and Date of Signing:

   Michael Anson               New York, NY           November 13, 2012
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   None
                                                  -----------------------

Form 13F Information Table Entry Total:            64
                                                  -----------------------

Form 13F Information Table Value Total:            $434511 (x1000)
                                                  -----------------------


List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -------
AT&T Inc                       COM              00206R102      329          8717 SH       Sole                  8717.00
Abbott Labs                    COM              002824100      316          4603 SH       Sole                  4603.00
Activision Blizzard Inc        COM              00507v109     6230        552571 SH       Sole                552571.00
Apple Inc                      COM              037833100     1019          1528 SH       Sole                  1528.00
Aqua America Inc               COM              03836W103      265         10697 SH       Sole                 10697.00
Avis Budget Group              COM              053774105      231         15000 SH       Sole                 15000.00
Bank of America Corporation    COM              060505104      156         17699 SH       Sole                 17699.00
Berkshire Hathaway Inc DEL CLA CLA              084670108      664             5 SH       Sole                     5.00
Berkshire Hathaway Inc DEL ClB CLBNEW           084670702      223          2523 SH       Sole                  2523.00
Black Hills Corp               COM              092113109      256          7200 SH       Sole                  7200.00
Brown Forman Corp Cl A         CLA              115637100   226034       3615973 SH       Sole               3615973.00
Brown Forman Corp Cl B         CLB              115637209     4868         74605 SH       Sole                 74605.00
Capitalsource Inc              COM              14055x102      182         24000 SH       Sole                 24000.00
Caterpillar Inc Del            COM              149123101      204          2376 SH       Sole                  2376.00
Chevron Texaco Corp            COM              166764100      511          4386 SH       Sole                  4386.00
Churchill Downs Inc            COM              171484108      276          4400 SH       Sole                  4400.00
Cisco Sys Inc                  COM              17275r102      307         16057 SH       Sole                 16057.00
Coca Cola Co                   COM              191216100      225          5922 SH       Sole                  5922.00
Ellington Financial LLC        COM              288522303     1212         54193 SH       Sole                 54193.00
Express Scripts Hldg Co        COM              30219g108      555          8864 SH       Sole                  8864.00
Exxon Mobil Corp               COM              30231g102     1726         18874 SH       Sole                 18874.00
Flagstone Reinsurance Holdin   COM              L3466T104      215         25000 SH       Sole                 25000.00
Gartner Inc                    COM              366651107      451          9775 SH       Sole                  9775.00
General Electric Co            COM              369604103      900         39638 SH       Sole                 39638.00
Genworth Finl Inc              COMCLA           37247d106      529        101078 SH       Sole                101078.00
Goldman Sachs Group Inc        COM              38141g104    15157        133333 SH       Sole                133333.00
Greenlight Capital Re Ltd Cl A CLA              g4095j109     1238         50000 SH       Sole                 50000.00
Gyrodyne Co Amer Inc Com       COM              403820103      217          2002 SH       Sole                  2002.00
Hancock John Premuim Div Fd    COMSHBENINT      41013T105      229         16137 SH       Sole                 16137.00
Hertz Global Holdings Inc      COM              42805t105      137         10000 SH       Sole                 10000.00
Hewlett Packard Co             COM              428236103      177         10360 SH       Sole                 10360.00
Home Depot Inc                 COM              437076102      449          7432 SH       Sole                  7432.00
Howard Hughes Corp             COM              44267D107      245          3450 SH       Sole                  3450.00
Humana Inc                     COM              444859102    14289        203686 SH       Sole                203686.00
International Business Machs   COM              459200101     1380          6650 SH       Sole                  6650.00
iShares DJ Intl Select Div Idx DJINTLSELDIVD    464288448      391         12361 SH       Sole                 12361.00
iShares High Dividend Equity F HGHDIVEQTFD      46429B663      427          7000 SH       Sole                  7000.00
iShares MSCI EAFE Index        MSCIEAFEINDEX    464287465     1357         25600 SH       Sole                 25600.00
iShares Russell 2000 Growth    RUSL2000GROW     464287648     2745         28714 SH       Sole                 28714.00
iShares Tr MSCI Emerg Mkt      MSCIEMERGMKT     464287234      351          8500 SH       Sole                  8500.00
Johnson & Johnson              COM              478160104      871         12640 SH       Sole                 12640.00
Ladenburg Thalman Fin Svcs I   COM              50575q102       66         50000 SH       Sole                 50000.00
Market Vectors ETF Tr Gold Min GOLDMINERETF     57060U100    11597        216000 SH       Sole                216000.00
Microsoft Corp                 COM              594918104      330         11085 SH       Sole                 11085.00
Oracle Corporation             COM              68389X105      242          7706 SH       Sole                  7706.00
Pepsico Inc                    COM              713448108     1070         15125 SH       Sole                 15125.00
Pfizer Inc                     COM              717081103      251         10113 SH       Sole                 10113.00
Philip Morris International    COM              718172109      355          3952 SH       Sole                  3952.00
Procter & Gamble Co            COM              742718109      767         11065 SH       Sole                 11065.00
Qualcomm Inc Com               COM              747525103      216          3453 SH       Sole                  3453.00
Research In Motion Ltd Com     COM              760975102      209         27905 SH       Sole                 27905.00
SPDR Gold Trust                GOLDSHS          78463v107      388          2256 SH       Sole                  2256.00
SPDR Index Shs Fds DJ Intl RL  DJINTLRLETF      78463X863      353          9000 SH       Sole                  9000.00
SPDR Index Shs Fds Euro Stoxx  EUROSTOXX50ETF   78463x202      698         22500 SH       Sole                 22500.00
SPDR S&P 500 ETF TR            TRUNIT           78462F103   104768        727705 SH       Sole                727705.00
Texas Roadhouse Inc            COM              882681109     5994        350500 SH       Sole                350500.00
United Technologies Corp       COM              913017109      527          6725 SH       Sole                  6725.00
Universal Business PMT SOL AC  UNIT99/99/9999   913384202     1025        166667 SH       Sole                166667.00
Vanguard Index Fds REIT ETF    REITETF          922908553      325          5000 SH       Sole                  5000.00
Vanguard Index Fds Total Stk M TOTALSTKMKT      922908769      251          3409 SH       Sole                  3409.00
Vanguard Index Fds Small-Cap   SMALLCPETF       922908751      414          5160 SH       Sole                  5160.00
Vanguard Index Fds Equity Indx TTWRLDSTETF      922042742    16270        338750 SH       Sole                338750.00
Walt Disney Co                 COMDISNEY        254687106      306          5857 SH       Sole                  5857.00
Wells Fargo & Co New           COM              949746101      545         15772 SH       Sole                 15772.00